Finance debt (Details 1) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Finance Debt
Short-term debt	$ 10	$ 4
Current portion of long-term debt	2,132	3,776
Accrued interest on short and long-term debt	424	542
Total	$ 2,566	$ 4,322